Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies [Abstract]
New standards amendments and interpretations [Table Text Block]

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendment to IFRS 9	Contracts Referencing Nature-dependent Electricity Amendments to IFRS 9 and IFRS 7. Amendments to the Classification and Measurement of Financial Instruments.	1 January 2026
Amendment to IFRS 7
Annual Improvements Volume 11	It clarifies and corrects minor inconsistencies in IFRS 1, 7, 9, 10 and IAS 7.	1 January 2026
IFRS 18: Presentation and Disclosure in Financial Statements	It replaces IAS 1 and introduces significant new requirements, particularly for the statement of profit or loss.	1 January 2027
IFRS 19: Subsidiaries without Public Accountability	It reduces disclosure for subsidiaries without public accountability whose parent issues IFRS-compliant consolidated statements publicly available.	1 January 2027
IAS 21: The Effects of Changes in Foreign Exchange Rates	It introduces new translation requirements for entities whose presentation currency is hyperinflationary but whose functional currency is non‑hyperinflationary.	1 January 2027

Construction projects [Table Text Block]

PROJECT	ACTIVITY	COUNTRY	% SHARE	2025 REVENUE (EUR M)
HS2 Main works	Works on 80 km of the HS2 between Chilterns and Warwickshire, including 15 viaducts, 5 km of green tunnels, 22 km of road diversions, 67	UK	15%	367
Ontario Transit Group Constructor GP	Design, build and finance Ontario Line Subway: Construction of a 6.7 km, seven-station rapid transit system.	Canada	50%	298
Coffs Harbour Bypass	Design and Build contract for 14 km of road, three tunnels and a service road.	Australia	50%	141
Metro Paris Ligne 3A JV	Metro Paris with 6.7 KM tunnel. The work includes building three stations and eight ancillary infrastructures.	France	50%	78
Linha Circular, A.C.E.	Ferrovial will build a new circular metro line in Oporto, the Pink Line, which will be 3.1 kilometers long. The work on the Pink Line includes the construction of four new stations; and three ventilation shafts and the installation of the track and catenary.	Portugal	65%	61
Sydney Metro West	Metro design and construction on an 11-kilometre stretch of twin railway tunnels between Sydney Olympic Park and The Bays, Australia.	Australia	50%	56
TOTAL				1,001

Disclosure of the useful life considered to depreciate property plant and equipment [Table Text Block]

YEARS OF USEFUL LIFE
Buildings and other structures	10-50
Machinery, installations and tooling	2-25
Furniture and fittings	2-15
Vehicles	3-20
Other fixed assets	2-20

Information about concession [Table Text Block]

CONCESSION OPERATOR	SEGMENT	COUNTRY	STATUS	START YEAR (*)	END YEAR	CONSOL. METHOD
407 International Inc.	Highways	Canada	Operation	1999	2098	Equity method
NTE Mobility Partners, LLC	Highways	USA	Operation	2014	2061	Full consolidation
NTE Mobility Partners Seg 3 LLC	Highways	USA	Operation	2018	2061	Full consolidation
LBJ Infr. Group LLC	Highways	USA	Operation	2014	2061	Full consolidation
I-66 Mobility Partners LLC	Highways	USA	Operation	2016	2066	Full consolidation
I-77 Mobility Partners LLC	Highways	USA	Operation	2019	2069	Full consolidation
IRB Infrastructure Developers Limited (**)	Highways	India	Operation/Construction	-	-	Equity method
IRB Infrastructure Trust Limited (***)	Highways	India	Operation/Construction	-	-	Equity method
Sociedad Concesionaria Anillo Vial S.A.C (****)	Highways	Peru	Construction	2024	2054	Equity method
Autopista Terrassa Manresa, S.A.	Highways	Spain	Operation	1989	2036	Full consolidation
Autovía de Aragón, S.A.	Highways	Spain	Operation	2007	2026	Full consolidation
Dalaman International Airport	Airports	Turkey	Operation	2022	2042	Full consolidation
JFK NTO LLC	Airports	USA	Construction	2022	2060	Equity method
(*) First year of the concession (if in service) or year construction began (if it is in the construction phase).
(**) IRB Infrastructure Developers Limited includes several Intangible and Financial asset model projects whose concession end date goes from 2030 to 2053.
(***) IRB Infrastructure Trust Limited includes several Intangible asset model projects whose concession end date runs from 2036 to 2053.
(****) Bifurcated model, therefore a financial asset and an intangible asset are recognized.

CONCESSION OPERATOR	COUNTRY	STATUS	START YEAR(*)	END YEAR	CONSO. METHOD
Concesionaria de Prisiones Lledoners	Spain	Operation	2008	2038	Full consolidation
Depusa Aragón, S.A.	Spain	Operation	2017	2037	Full consolidation
Wroclaw Budimex Car Park	Poland	Operation	2012	2042	Full consolidation
UK Waste Treatment (Thalia - Waterbeach plant)	UK	Operation	2008	2036	Full consolidation
(*) First year of operation (if the project is in operational status) or First year of concession/construction period (if the project is in the construction phase).

CONCESSION OPERATOR	COUNTRY	STATUS	START YEAR (*)	END YEAR	CONSOL. METHOD
Nexus Infr. Unit Trust (Toowoomba)	Australia	Operation	2019	2043	Equity method
IRB Infrastructure Developers Limited (**)	India	Operation	-	-	Equity method
Sociedad Concesionaria Anillo Vial S.A.C (***)	Peru	Construction	2024	2054	Equity method
Ruta del Cacao S.A.S	Colombia	Construction	2015	2040	Equity method
Zero Bypass Ltd.	Slovakia	Operation	2016	2050	Equity method
Netflow OSARs Western	Australia	Operation	2017	2040	Equity method
Riverlinx, Ltd.	UK	Operation	2019	2050	Equity method
(*) First year of the concession (if in service) or year construction began (if it is in the construction phase).
(**) IRB Infrastructure Developers Limited includes several Intangible and Financial asset model projects whose concession end date goes from 2036 to 2053.
(***) Bifurcated model, therefore a financial asset and an intangible asset are recognized.